Expense Example {- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund PRO-08 - Fidelity® U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 3
3 years	8
5 years	14
10 years	$ 32